Loans Receivable Due From Factoring Customers (Details) - Schedule of loans receivable - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of loans receivable [Abstract]
Loans receivable		$ 64,702,803
Less: allowance for doubtful accounts
Loans receivable total		$ 64,702,803